Consolidated Statement of Financial Position - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Assets
Cash and deposits with financial institutions	$ 52,017	$ 89,491	$ 76,460
Precious metals	553	1,107	1,181
Trading assets
Securities	137,116	133,197	108,331
Loans	6,532	7,903	8,352
Other	599	668	1,156
Total trading assets	144,247	141,768	117,839
Securities purchased under resale agreements and securities borrowed	131,081	118,831	119,747
Derivative financial instruments	40,573	46,269	45,065
Investment securities	85,107	99,236	111,389
Loans
Residential mortgages	296,727	290,474	284,684
Personal loans	90,682	91,442	93,758
Credit cards	12,826	14,143	14,797
Business and government	214,646	215,180	217,663
Loans and receivables gross	614,881	611,239	610,902
Allowance for credit losses	6,716	7,590	7,639
Loans and receivables	608,165	603,649	603,263
Other
Customers' liability under acceptances, net of allowance	15,596	14,775	14,228
Property and equipment	5,558	5,730	5,897
Investments in associates	2,480	2,516	2,475
Goodwill and other intangible assets	16,801	16,977	17,015
Deferred tax assets	2,052	2,116	2,185
Other assets	21,018	21,585	19,722
Other Assets	63,505	63,699	61,522
Total assets	1,125,248	1,164,050	1,136,466
Deposits
Personal	246,661	249,509	246,135
Business and government	469,078	476,334	464,619
Financial institutions	40,922	43,150	40,084
Deposits	756,661	768,993	750,838
Financial instruments designated at fair value through profit or loss	20,406	20,260	18,899
Other
Acceptances	15,668	14,856	14,305
Obligations related to securities sold short	41,768	40,119	31,902
Derivative financial instruments	39,868	41,296	42,247
Obligations related to securities sold under repurchase agreements and securities lent	115,969	140,491	137,763
Subordinated debentures	6,439	6,600	7,405
Other liabilities	58,047	60,298	62,604
Other Liabilities	277,759	303,660	296,226
Total liabilities	1,054,826	1,092,913	1,065,963
Equity
Retained earnings	48,713	47,519	46,345
Accumulated other comprehensive income (loss)	(3,979)	(2,785)	(2,125)
Other reserves	348	356	360
Total common equity	63,459	63,387	62,819
Total equity attributable to equity holders of the Bank	68,008	68,695	68,127
Non-controlling interests in subsidiaries	2,414	2,442	2,376
Total equity	70,422	71,137	70,503
Total liabilities and equity	1,125,248	1,164,050	1,136,466
Common shares [member]
Equity
Common shares	18,377	18,297	18,239
Preference shares [member]
Equity
Preferred shares and other equity instruments	$ 4,549	$ 5,308	$ 5,308